Discontinued Operations (Schedule of Discontinued Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from discontinued operation
Net cash (used in) operating activities			$ (11,247)	[1]
Net cash provided by (used in) investing activities	$ 1,257		29,854	[2]
Net cash provided by financing activities
Net cash provided by (used in) discontinued operations			$ 18,607

[1]	Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
[2]	Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.